Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories	Inventories
The composition of inventory at each period-end is as follows:

Type of inventory	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Raw material	58,212	61,098
Production supplies	91,914	77,810
Products-in-progress	698,134	744,217
Finished product	853,925	891,469
Total	1,702,185	1,774,594
As of December 31, 2024 and 2023, the Company held caliche stockpiles, solutions in solar ponds and intermediary salts amounting ThUS$ 462,451 and as of December 31, 2023 was ThUS$ 503,318 (including products in progress). As of December 31, 2024, bulk inventories recognized within work in progress were ThUS$ 249,105, while as of December 31, 2023 this value amounted to ThUS$ 221,559. As of December 31, 2024, bulk inventories recognized within finished goods were ThUS$ 138,625 (as of December 31, 2023, this value amounted to ThUS$ 164,029).
As of December 31, 2024 and 2023, recognized inventory allowances, amounted to ThUS$ 114,632 and ThUS$ 133,768, respectively. For finished and in-process products, recognized allowances include the provision associated with the lower value of stock (considers lower realizable value, uncertain future use, reprocessing costs of off-specification products, etc.), provision for inventory differences and the provision for potential errors in the determination of inventories (e.g., errors in topography, grade, moisture, etc.). (See Note 3.15).
For raw materials, supplies, materials and parts, the lower value provision was associated with the proportion of defective materials and potential differences.
The breakdown of inventory allowances is detailed as follows:

Type of inventory	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Raw material and supplies for production	5,082	7,724
Products-in-progress	75,100	104,970
Finished product	34,450	21,074
Total	114,632	133,768
The Company has not pledged inventory as collateral for the periods indicated above.
As of December 31, 2024, and 2023, movements in provisions are detailed as follows:

Reconciliation	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Beginning balance	133,768	104,057	75,892
Decrease (increase) in carrying amount	(14,517)	32,926	29,693
Additional Provision Differences of Inventory	171	455	(161)
Increase / Decrease eventual differences and others	—	—	—
Provision Used	(4,790)	(3,670)	(1,367)
Total changes	(19,136)	29,711	28,165
Final balance	114,632	133,768	104,057
For further details, see accounting policy for inventory measurement in Note 3.15